OPTIONS - Options outstanding (Details)	Jun. 30, 2018 AUD ($) Option item employee	Jun. 30, 2017 AUD ($) Option	Jun. 30, 2016 AUD ($) Option
OPTIONS
Options outstanding (in shares) | Option	55,102,778	75,102,778
Weighted average exercise price | $	$ 0.016	$ 0.016
Number of executives | item	3
Number of employees | employee	1
Unlisted employee options
OPTIONS
Options outstanding (in shares) | Option	34,736,111	54,736,111	33,486,111
Weighted average exercise price | $	$ 0.017	$ 0.016	$ 0.022
Unlisted options attached to convertible notes
OPTIONS
Options outstanding (in shares) | Option	20,366,667	20,366,667
Weighted average exercise price | $	$ 0.015	$ 0.015